Loss Per Share - Additional Information (Details) - Ordinary Shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 SFr / shares shares
Earnings per share [line items]
Shares issued	52,335,759	52,335,759
Shares outstanding	52,335,759	52,335,759
Share price | (per share)	$ 19.41	SFr 15.46